Additional Cash Flow Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Noncash Or Part Noncash Acquisitions [Line Items]
Stock Issued During Period Value Acquisitions		$ 280
Exercise of share entitlements	43	20	16
Foreign exchange transaction gain	2	103	7
Foreign exchange transaction gain included in Interest, dividends and other amounts to	3	112	4
Payments For Operating Activities [Abstract]
Interest paid	115	111	93
Taxation paid	188	147	125
Cripple Creek And Victor Gold Mining [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Stock Issued During Period Value Acquisitions	0	0	118
Sao Bento Gold Company Limited [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Stock Issued During Period Value Acquisitions	$ 0	$ 0	$ 70